FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 234		$ 234		$ 340
Cash equivalents	379		379		668
Derivative financial assets	98		98		184
Derivative financial liabilities	(42)		(42)		(55)
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	63		63		104
Derivative financial liabilities	13		13		36
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	35		35		80
Derivative financial liabilities	18		18		$ 19
Elected for hedge accounting | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	(18)	$ 56	(40)	$ 65
Elected for hedge accounting | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	$ (11)	$ 31	$ (31)	$ 81